S000031356 [Member] Expense Example - S000031356 [Member]	Jul. 31, 2025 USD ($)
C000097456 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
C000158971 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
C000097448 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	1,663
C000097450 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,799
C000097454 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847